Note D - Loans and Allowance for Loan Losses - TDRs Pre-modification and Post-modification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Performing Financial Instruments [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment	$ 574	$ 1,746
TDR’s Performing to Modified Terms Post- Modification Recorded Investment	574	1,746
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment		495
TDR’s Performing to Modified Terms Post- Modification Recorded Investment		495
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment	574
TDR’s Performing to Modified Terms Post- Modification Recorded Investment	574
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment		1,025
TDR’s Performing to Modified Terms Post- Modification Recorded Investment		1,025
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment		226
TDR’s Performing to Modified Terms Post- Modification Recorded Investment		226
Nonperforming Financial Instruments [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment	226
TDR’s Performing to Modified Terms Post- Modification Recorded Investment	226
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment	226
TDR’s Performing to Modified Terms Post- Modification Recorded Investment	226
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment
TDR’s Performing to Modified Terms Post- Modification Recorded Investment
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
TDR’s Performing to Modified Terms Pre- Modification Recorded Investment
TDR’s Performing to Modified Terms Post- Modification Recorded Investment